Consolidated Financial Information of Parent (Consoidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 404,472	$ 163,124	$ 82,105	$ 164,107
Investment in unconsolidated subsidiaries	8,179	6,308
Other assets, net	39,650	32,026
Total assets	3,672,359	2,968,672
Liabilities
Payable to related parties	3,756	2,789
Unsecured borrowings, net	291,567
Deferred tax liability, net	193,071	163,504
Total liabilities	2,923,536	2,436,670
Shareholders' equity	748,823	532,002	443,033	474,904
Total liabilities and shareholders' equity	3,672,359	2,968,672
Parent Company [Member]
Assets
Cash and cash equivalents	277,267	82,124	59,821	154,393
Receivable From Subsidiaries	309
Notes receivable from subsidiaries	56,132	5,986
Investments in subsidiaries	742,668	473,665
Investment in unconsolidated subsidiaries	8,179	6,308
Other assets, net	1,524	445
Total assets	1,086,079	568,528
Liabilities
Payable to related parties	24,051	1,126
Payable to subsidiaries		9,814
Note payable to subsidiaries		3,986
Unsecured borrowings, net	291,567
Deferred tax liability, net	17,955	19,609
Accrued and other liabilities	3,683	1,991
Total liabilities	337,256	36,526
Shareholders' equity	748,823	532,002
Total liabilities and shareholders' equity	$ 1,086,079	$ 568,528